Accounting Principles (Policies)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Methods of principles
Methods of consolidation
The Financial Statements incorporate the standalone financial statements of DBV Technologies S.A and its subsidiaries which are controlled by the Company. Control is achieved when the Company:

•	has power over the subsidiary;

•	is exposed, or has rights, to variable returns from its involvement with the subsidiary; and

•	has the ability to use its power to affect its returns.
The Company reassesses whether or not it controls a subsidiary if facts and circumstances indicate that there are changes to one or more of the three elements of control listed above.
Consolidation of subsidiaries begins when the Company obtains control over the subsidiary and ceases when the Company loses control over the subsidiary.
Profit or loss and each component of other comprehensive income are attributed to the owners of the Company and to the non-
controlling interests. Total comprehensive income of subsidiaries is attributed to the owners of the Company and to the non-controlling
interests even if this results in the
non-controlling
interests having a deficit balance.
When necessary, adjustments are made to the financial statements of subsidiaries to align their accounting policies with the Group’s accounting policies.
All intragroup assets and liabilities, equity, income, expenses and cash flows relating to transactions between members of the Group are neutralized in consolidation.
Translation of financial statements in foreign currencies
In preparing the financial statements of each individual group entity, transactions in currencies other than the entity’s functional currency are recognized at the rates of exchange prevailing at the dates of the transactions. At the end of each reporting period, monetary items denominated in foreign currencies are retranslated at the rates prevailing at that date.
Non-monetary
items carried at fair value that are denominated in foreign currencies are retranslated at the rates prevailing at the date when the fair value was determined.
For the purpose of presenting these consolidated financial statements, the assets and liabilities of the Group’s foreign operations are translated into euros using exchange rates prevailing at the end of each reporting period. Income and expense items are translated at the average exchange rates at the dates of the transactions. Exchange differences arising, if any, are recognized in other comprehensive income and accumulated in equity.

Going concern
The Company has primarily funded these losses through equity financings, and, to a lesser extent, by obtaining public assistance in support of innovation and reimbursements of research tax credit. To date, the Company has not generated any product revenue and the Company continue
s
to prepare for the potential launch of
its
Viaskin Peanut product candidate in North America, which we expect in the second half of 2020, if approved.
The Company expects operating losses to continue for the foreseeable future. Current cash-on-hand and cash equivalents, including the €136.4 million net proceeds from the offering in
the
first quarter of
2020, after deducting commissions and estimated offering expenses, are projected to be sufficient to support the Company’s operating plan for at least the next 12 months.
The Company expects that it will need to raise additional capital in the future as it commercializes Viaskin Peanut, if approved, and continues to discover and develop other product candidates using its Viaskin Platform The Company may seek to finance its future cash needs through a combination of public or private equity or debt financings, collaborations, license and development agreements and other forms of non-dilutive financings. However, no assurance can be given at this time as to whether the Company will be able to achieve these financing objectives.
The financial statements have been prepared on a going concern basis assuming that the Company will be successful in its financing objectives. As such, no adjustments have been made to the financial statements relating to the recoverability and classification of the asset carrying amounts or classification of liabilities that might be necessary should the Company not be able to continue as a going concern.
Refer to the liquidity risk disclosed in Note
24
.

Intangible Assets
3.1 Intangible Assets
In application of the provisions in IAS 38
Intangible Assets
(“IAS 38”), intangible assets acquired are recorded as assets on the Consolidated Statements of Financial Position at their acquisition cost.
Research and Development Expenses
Research expenses are recorded in the Financial Statements as expenses.
In accordance with IAS 38, development expenses are recorded in the Financial Statements as intangible assets only if all the following criteria are met:

(a)	technical feasibility necessary for the completion of the development project;

(b)	intention on the part of the Company to complete the project and to utilize it;

(c)	capacity to utilize the intangible asset;

(d)	proof of the probability of future economic benefits associated with the asset;

(e)	availability of the technical, financial, and other resources for completing the project; and

(f)	reliable evaluation of the development expenses.
Because of the risks and uncertainties related to regulatory authorizations and to the research and development process, the Company believes that the six criteria stipulated by IAS 38 are only fulfilled once the Market Access Authorization has been obtained from the competent authorities.
The application of this principle has resulted in all development costs being expensed as incurred.
Software
The costs related to the acquisition of licenses to software are posted to assets on the basis of the costs incurred to acquire and to implement the software in question.
They are amortized using the straight-line method over a period of one to three years depending on the anticipated period of use.

Lease Contracts
3.2 Lease contracts
IFRS 16 became applicable on January 1, 2019, requiring the Company to update its accounting policies on leases.
IFRS 16 aligns the balance sheet accounting treatment of operating leases on that of finance leases with the recognition of a liability for future lease payments, and of an asset for the associated rights-of-use.
The lease term is defined
contract-by-contract
and corresponds to the firm period of the commitment taking into account the optional periods that are reasonably certain to be exercised.
The first-time application of IFRS 16 also lead to a change in presentation:

•
On the opening balance sheet: the recognition of an asset corresponding to the rights-of-use
net of the existing debt as of December 31, 2018 related to the rent-free period and the recognition of a liability corresponding to lease obligations;

•
On the income statement: the lease expense previously recognized as a component of operating income is, under IFRS 16, recognized partly as depreciation expense within operating income, and partly within Financial expenses;

•
On the statement of cash flows: the lease payments previously presented within net cash provided used in operating activities is, under IFRS 16, presented within net cash used in financing activities to the extent that those payments are allocated to repayment of the lease liability.

For its transition method, the Group has elected to apply the simplified approach as of January 1, 2019. Prior-period comparative data will therefore not be restated at the transition date.
The Group has decided to apply the exemptions to lease with a term of less than 12 months and to leases of low-value
assets as soon as the new standard is effective.
Measurement of the right- of use asset
At the commencement date, the
right-of-use
asset is measured at cost and comprises:

•
The amount of the initial measurement of the lease liability, adjusted by the amount of any prepaid or accrued lease payments recognized in the statement of financial position immediately before the date of initial application;

•
Where relevant, any initial direct costs incurred by the lessee for the conclusion of the contract. These are incremental costs which would not have been incurred if the contract had not been concluded;

•	Estimated costs for restoration and dismantling of the leased asset according to the terms of the contract.
The majority of leases entered into by the Company are operating leases in which the Company is a lessee. The Group’s operating leases mainly relate to real estate assets and to a lesser extent to industrial equipment and company cars.
Following the initial recognition, the
right-of-use
asset must be depreciated over the useful life of the underlying assets on a straight-line basis over the term of the lease for the rent component.
In accordance with IAS 36 “Impairment of Assets”,
right-of-use
assets are tested for depreciation if there is an indication of impairment.
Measurement of the lease liability
At the commencement date, the lease liability is recognized for an amount equal to the present value of the lease payments over the lease term.
Amounts involved in the measurement of the lease liability are the contractual rents.
The lease liability is subsequently measured based on a process similar to the amortized cost method using the discount rate:

•	The liability is increased by the accrued interests resulting from the discounting of the lease liability, at the beginning of the lease period;

•	Less payments made.
The discount rate applied to each contract takes into account the remaining terms of the contracts from the date of first application, i.e. January 1, 2019, and the currency of each contract. The discount rates applied at the transition date are based on the Company’s marginal borrowing rate, to which is added a spread of its own which takes into account the nature and the total duration of the contract.
The discount rates and remaining term of the contracts determined by management are based on historical information and other factors considered reasonable in the circumstances.
The interest cost for the period as well as variable payments, not taken into account in the initial measurement of the lease liability and incurred over the relevant period are recognized as costs.
In addition, the lease liability may be remeasured in the following situations:

•	Change in the lease term;

•	Modification related to the assessment of the reasonably certain nature (or not) of the exercise of an option;

•	Adjustment to the rates and indices according to which the rents are calculated when rent adjustments occur.

The following tables present the impacts of the first application of IFRS
16
on the opening balance sheet:

	Information December 31, 2018	First-time application of IFRS 16	Information January 1, 2019 with IFRS 16
ASSETS
Intangible assets	29	—	29
Right-of-use assets related to leases	—	23,792	23,792
Property, plant, and equipment	20,219	—	20,219
Other non-current assets	6,033	—	6,033
Total non-current assets	26,281	23,792	50,074
Total current assets	145,468	—	145,468
TOTAL ASSETS	171,749	23,792	195,542

	Information December 31, 2018	First-time application of IFRS 16	Information January 1, 2019 with IFRS 16
LIABILITIES
Shareholders’ equity
Total shareholders’ equity	121,286	—	121,286
Non-current liabilities
Long-term financial debt	1,278	—	1,278
Long-term lease debt	—	22,682	22,682
Non-current provisions	1,536	—	1,536
Other non-current liabilities	4,105	(1,546)	2,559
Total non-current liabilities	6,919	21,136	28,055
Current liabilities
Short-term financial debt	1,201	—	1,201
Short-term lease debt	—	2,973	2,973
Current provisions	1,270	—	1,270
Supplier accounts payable	28,567	—	28,567
Other current liabilities	12,506	(317)	12,189
Total current liabilities	43,543	2,656	46,200
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	171,749	23,792	195,542

The following table present the reconciliation of lease liabilities on the date of transition with off-balance sheet
commitments at December 31, 2018:

(in thousands of euros)
Commitments given under operating leases as of December 31, 2018	30,429
Effects of rental expenses not recognized into IFRS 16	(4,061)
Other effects, including currency effects and rent-free periods	4,035
Lease debt before discounting	30,402
Effect of discounting	(4,748)

Lease debt after discounting	25,655

Existing finance leases as of December 31, 2018	—

Lease debt as of January 1, 2019 after first-time application of IFRS 16	25,655

Commitments given at December 31, 2018 included €30,267 thousand under real estate leases and €163 thousand under industrial equipment and vehicles leases.

Property, Plant, and Equipment
3.3 Property, Plant, and Equipment
Property, plant, and equipment are recorded at their acquisition cost or, if applicable, at their production cost.
Property, plant, and equipment are depreciated on the basis of the straight-line method over the estimated use period of the property. The fixtures of property rented are depreciated over the term of their own lifetime or of the term of the rental agreement, whichever is shorter.
The depreciation periods used are the following:

PROPERTY, PLANT, AND EQUIPMENT ITEM PERIOD	DEPRECIATION
Fixtures and improvements in structures	9 years
Research and development / production tools	5 years
Research equipment and technical facilities	5 years
Computer equipment	3 years
Office equipment and furniture	5 years

Financial Assets
3.4 Financial Assets
IFRS 9 defines the rules applicable to the classification and recognition of financial instruments, the impairment of financial assets (using a model of expected losses to replace the model of losses incurred) as well as hedge accounting.
The Company did not hold any hedging instrument as of December 31, 2018 and as of December 31, 2019. As of December 31, 2019, financial assets can be classified into three categories:

Financial assets at amortized cost
Financial assets at amortized cost are mainly cash and cash equivalent, loans and receivables, measured at amortized cost using the effective interest rate method, adjusted for expected credit losses and at initial recognition at their fair value (acquisition cost and transaction costs).
Interest recognized at the effective interest rate is recognized under “Other financial income and expenses” in the statement of profit and loss.
Financial assets at fair value through profit or loss:
Financial assets at fair value through profit or loss is comprised of:

•	instruments whose contractual cash flows represent payments of interest or repayments of principal, but which are managed other than with a view to collecting cash flows and/or selling the asset;

•	instruments that management has designated as ‘fair value through profit or loss” on initial recognition.
Gains and losses arising from changes in fair value are recognized in profit or loss within the line items Financial income or Financial expenses.
Financial assets at fair value through other comprehensive income mainly comprise:
Financial assets at fair value through other comprehensive income is mainly comprised is composed of debt instruments whose contractual cash flows represent payments of interest or repayments of principal, and which are managed with a view to collecting cash flows and selling the asset. Gains and losses arising from changes in fair value are recognized in equity within the statement of comprehensive income in the period in which they occur.
When such assets are derecognized, the cumulative gains and losses previously recognized in equity are reclassified to profit or loss for the period within the line items Financial income or Financial expenses. The Company did not hold this type of instrument as of January 1, 2019 and as of December 31, 2019.
Impairment of financial assets measured at amortized cost
The Company considers that a financial asset is impaired according to the expected loss method in order to take into account any defaults during the asset holding period. The amount of the expected loss is recognized in the balance sheet. Impairment losses are recognized in profit or loss.

Recoverable Amount of the Intangible Assets and Property, Plant, and Equipment
3.5 Recoverable Amount of the Intangible Assets and Property, Plant, and Equipment
The property, plant, and equipment and intangible assets that have an established lifetime are subjected to an impairment test when the recoverability of their book value is called into question by the existence of indications of impairment. An impairment is posted to the accounts up to the amount of the excess of the book value over the recoverable value of the asset. The recoverable value of an asset corresponds to its fair value minus the costs of sale or its use value, whichever is higher.

Inventories and Work in Progress
3.6 Inventories and Work in Progress
Inventories are measured at production costs calculated using the first-in,
first-out
method. It includes acquisition costs, processing costs and other costs incurred in bringing the inventories to their present location and condition.
Depreciation may be recorded on finished goods and work in progress (i) if their production value is greater than their net realizable value, we estimate that the estimated costs for finalization and the estimated costs for the sale, or (ii) if certain products are no longer used by the company, otherwise they are perishable.
At December 31, 2018 and at December 31, 2019, inventories were exclusively composed of work in progress relating to the production of the first batches that may be used for the commercialization and secondly to requalified batches that are not intended to be commercialized, which were fully depreciated.

Share Capital
3.7 Share Capital
Common shares are classified under Shareholders’ Equity. The costs of share capital transactions that are directly attributable to the issue of new shares or options are recorded in the Financial Statements in Shareholders’ Equity as a deduction from the revenue from the issue, net of tax.

Payments in Shares
3.8 Payments in Shares
Since its incorporation, the Company has established several plans for compensation paid in equity instruments in the form of employee warrants (
bons de souscription de parts de créateur d’entreprise
or
“
BSPCEs”) ), free shares (AGAs) and stock-options (SO) granted to employees and/or executives and in the form of “share warrants” (
bons de souscription d’actions
or “BSAs”) granted to
non-employee
members of the Board of Directors and scientific consultants.
Pursuant to IFRS 2
Share-based payment
(“IFRS 2”), the cost of the transactions paid with equity instruments is posted to the accounts as an expense in exchange for an increase in the Shareholders’ Equity for the period during which the rights to be benefited from the equity instruments are acquired.
The Company has applied IFRS 2 to all equity instruments granted since 2002 to corporate officers, members of the Scientific Committee and employees of the Company, as well as to certain persons bound by a service or investment contract. consultant to the Company.
The options are not subject to any market conditions. The characteristics of the options are presented in Note 18.

Recognition and measurement of Financial Liabilities
3.9 Recognition and measurement of Financial Liabilities
Non-derivative
financial liabilities
Other
non-derivative
financial liabilities include trade accounts payable, which are measured at fair value (which in most cases equates to face value) on initial recognition, and subsequently at amortized cost.

Borrowings and debt
Bank borrowings and debt instruments are initially measured at fair value of the consideration received, net of directly attributable transaction costs. Subsequently, they are measured at amortized cost using the effective interest method. All costs related to the issuance of borrowings or debt instruments, and all differences between the issue proceeds net of transaction costs and the value on redemption, are recognized within Financial expenses in the income statement over the term of the debt using the effective interest method.

Subsidies and Conditional Advances
3.10 Subsidies and Conditional Advances
The Company receives assistance in the form of subsidies, which are grants that are not repayable by the Company.
Subsidies
The subsidies are recognized when there is reasonable assurance that:

•	the Company will comply with the conditions attached to the subsidies, and

•	the subsidies will be received.
Subsidies that are upfront
non-refundable
payments are presented as deferred revenue and recognized ratably through income over the duration of the research program to which the subsidy relates.
A public subsidy that is to be received (e.g. from OSEO, the French Agency for Innovation) either as compensation for expenses or for losses already incurred, or for immediate financial support of the Company without associated expenses or losses, is recognized as other income ratably over the duration of the funded project.
Conditional advances
The Company also receives from time to time assistance in the form of conditional advances, which are advances repayable in whole or in part based upon acknowledgment by the funder of a technical or commercial success of the related project by the funding entity. The details concerning the conditional advances are provided in Note 12.
The amount resulting from the deemed benefit of the interest-free nature of the award is considered a subsidy for accounting purposes. This deemed benefit is determined by applying a discount rate equal to the rate of fungible treasury bonds over the time period that corresponds to the time period of the repayment of the advances.
In the event of a change in payment schedule of the stipulated repayments of the conditional advances, the Company makes a new calculation of the net book value of the debt resulting from the discounting of the expected new future cash flows. The adjustment that results therefrom is recognized in the income statement for the fiscal year during which the modification is recognized.

Provisions
3.11 Provisions
Provisions for Risks and Expenses
The provisions for risks and lawsuits correspond to the commitments resulting from lawsuits and various risks whose due dates and amounts are uncertain.
A provision is posted to the accounts when the Company has a legal or implicit obligation to a third party resulting from a past event, concerning which it is likely or certain that it will cause an outflow of resources to that third party, without consideration that is anticipated to be at least equivalent to the latter, and that the future outflows of liquid assets can be estimated reliably.
The amount recorded in the accounts as a provision is the best estimation of the expenses necessary to extinguish the obligation.
Pension Retirement Obligations
The employees of the Company receive the retirement benefits stipulated by law in France:

•	obtaining a compensation paid by the Company to employees upon their retirement (defined-benefit plan);

•	payment of retirement pensions by the Social Security agencies, which are financed by the contributions made by companies and employees (defined-contribution plans).
For the defined-benefit plans, the costs of the retirement benefits are estimated by using the projected credit unit method. According to this method, the cost of the retirement pensions is recognized in the Consolidated Statement of (Loss) so that it is distributed uniformly over the term of the services of the employees. The retirement benefit commitments are valued at the current value of the future payments estimated using, for the discounting, the market rate based on the long-term obligations of the first-category companies with a term that corresponds to that estimated for the payment of the services provided.
The difference between the amount of the provision at the beginning of a fiscal year and at the close of that year is recognized through profit or loss for the portion representing the costs of services rendered and through other comprehensive income for the portion representing the actual gains and losses.

The Company’s payments for the defined-contribution plans are recognized as expenses on the income statement of the period with which they are associated.

Revenue
3.12 Revenue
The Company accounts for revenue when the amount can be reliably assessed, future economic benefits are likely to benefit the Company, and specific criteria are met for the Company’s business, which is in accordance with IFRS 15.

Other Income
3.13 Other Income
Subsidies
Since it was formed, because of its innovative character, the Company has received a certain number of sources of assistance or subsidies from the central government or from local public authorities such as OSEO or the Banque Publique d’Investissement (BPI), intended to finance its operations or the recruitment of specific personnel.
When the obtention of the subsidy is reasonably certain, these subsidies are recognized as “Other income” during the calendar year over which the corresponding expenses or expenditures were recorded.
Research Tax Credit
The Research Tax Credit (
Crédit d’Impôt Recherche,
CIR) is granted to companies by the French tax authorities in order to encourage them to conduct technical and scientific research. Companies that prove that they have expenditures that meet the required criteria (research expenditures located in France or, since January 1, 2005, within the European Community or in another State that is a party to the Agreement on the European Economic Area that has concluded a tax treaty with France that contains an administrative assistance clause) receive a tax credit that can be used for the payment of the corporate tax due for the fiscal year in which the expenditures were made and the next three fiscal years, or, as applicable, can be reimbursed for the excess portion. The expenditures taken into account for the calculation of the research tax credit involve only research expenses.
The Company has received the Research Tax Credit annually since it was formed.
The Company received the reimbursement of the 2018 Research Tax Credit for an amount of €10.8 million during the year 2019.
Beginning in the fiscal year ending December 31, 2019, the Company will no longer benefit from the immediate reimbursement of the Research Tax Credit due to the loss of the Small and
Medium-sized
Enterprises (SMEs) status under EU law. The Research Tax Credit will now be refunded three years after the tax declaration in the event
the Company
cannot
offset it against corporate income tax due.
The repayable portion of the Research Tax Credit in more than one year is recorded in other non-current
assets.
Collaboration agreement with Nestlé Health Science
On May 31, 2016, the Company announced its entry into an exclusive global collaboration with Nestlé Health Science to develop MAG1C, a ready-to-use
and standardized atopy patch test tool for the diagnosis of cow’s milk protein allergy in infants and toddlers. Under the terms of the exclusive collaboration, we are responsible for leading the development activities of MAG1C up through a pivotal Phase III clinical program, and if the appropriate regulatory approvals are received, Nestlé Health Science will support the commercialization of MAG1C globally, while prioritizing certain agreed-upon countries. The Company entered into an amendment with Nestlé Health Science on July 12, 2018. The Company is eligible to receive up to €100.0 million in potential development, clinical, regulatory and commercial milestones, inclusive of a non-refundable
upfront payment of €10.0 million that the Company received in July 2016.
Regarding the first application of IFRS 15 on January 1, 2018, an analysis has been completed on performance conditions, revenue recognition method for milestones payment and on the sale price allocation for the collaboration contract signed with Nestlé in 2016. It has been determined that the license and developments to be made by the Company are a unique performance obligation.
As a result, the Company has concluded that under IFRS 15, revenue related to the contract will be recognized progressively, up to the costs incurred by the Company. No margin is recognized at this stage of the development. Deferred revenue is recognized and reversed over the period in which there is a contractual obligation. This this agreement is not considered an onerous contract for the year-ended December 31,

2019.

Taxes
3.14 Taxes
Income Tax
Deferred taxes are recognized for all the temporary differences arising from the difference between the tax basis and the accounting basis of the assets and liabilities that appear in the financial statements. The primary temporary differences are related to the tax losses that can be carried forward or backward. The tax rates that have been ratified by a legal text as of the closing date are utilized to determine the deferred taxes.
The deferred tax assets are recorded in the accounts only to the extent that it is likely that the future profits will be sufficient to absorb the losses that can be carried forward or backward. Considering its stage of development, which does not allow income projections judged to be sufficiently reliable to be made, the Company has not recognized deferred tax assets in relation to tax losses carryforward in the Consolidated Statements of Financial Position.

Segment Information
3.15 Segment Information
The Company operates in a single operating segment: the conducting of research and development of epicutaneous immunotherapy products in order to market them in the future. The assets, liabilities, and operating losses recognized are primarily located in France.

Other Items in the Comprehensive (or Loss)
3.16 Other Items in the Comprehensive (or Loss)
The revenue and expense items for the period that are not posted in the Consolidated Statements of (Loss) as stipulated by the applicable standards are presented, as necessary, under the rubric “Other items in the comprehensive (or loss).”

Use of Estimates
3.17 Use of Estimates
The preparation of the Company’s Financial Statements requires the management to make estimates, assumptions and judgments that affect the reported amounts of assets, liabilities, revenue and expenses. Estimates and assumptions are based on historical experience and other factors that management believes to be reasonable under the circumstances. Estimates and assumptions are measured on an ongoing basis. Actual results may differ from these estimates.
These estimates and judgments mainly involve:

•	an estimate of time and costs required to complete the collaboration agreement with Nestlé Health Science;

•
a valuation of the fair value of the employee warrants (BSPCEs) granted to employees and/or executives and share warrants (BSAs) granted to non-employee
members of the Board of Directors and scientific consultants and to service providers, performed on the basis of actuarial models; these models require the use by the Company of certain calculation assumptions such as the expected volatility of the security and assumptions concerning the achievement of performance criteria;

•	an estimate of the expected dates of achievement of the performance conditions for the duration of the spillover from the granting of stock options and free shares;

•
an estimate of the Research Tax Credit based on internal and external expenses incurred by the Company during the year. Only eligible research expenses are included in the calculation of the research tax credit;

•	an estimate of provisions.

Presentation of Financial Assets and Financial Liabilities Measured at Fair Value
3.18 Presentation of Financial Assets and Financial Liabilities Measured at Fair Value
In accordance with the amendments to IFRS 13, Fair value measurement and IFRS 7, financial instruments are presented in three categories based on a hierarchical method used to determine their fair value:

•	level 1: fair value calculated using quoted prices in an active market for identical assets and liabilities;

•	level 2: fair value calculated using valuation techniques based on observable market data such as prices of similar assets and liabilities or parameters quoted in an active market;

•	level 3: fair value calculated using valuation techniques based wholly or partly on unobservable inputs such as prices in an inactive market or a valuation based on multiples for unlisted securities.

Subsequent events
3.19 Subsequent events
The Consolidated Statements of Financial Position and the Consolidated Statements of (Loss) of the Company are adjusted to reflect the subsequent events that alter the amounts related to the situations that exist as of the closing date. The adjustments are made until the date the financial statements are approved and authorized for issuance by the Board of Directors.